Income Taxes (Details) - Schedule of valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of valuation allowance [Abstract]
Beginning balance	$ 699,694,000	$ 693,120,000	$ 661,979,000
Additions	38,500,000	8,788,000	31,141,000
Decrease	(634,000)	(2,214,000)
Ending balance	$ 737,560,000	$ 699,694,000	$ 693,120,000